CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	10.00%
Accounts Receivable [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	69.20%	66.60%
Accounts Receivable [Member] | Customer A [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	45.30%	33.80%
Accounts Receivable [Member] | Customer B [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	0.00%	16.60%
Accounts Receivable [Member] | Customer C [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	12.90%	16.20%
Accounts Receivable [Member] | Customer D [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	11.00%	0.00%